Impairment, Restructuring Charges and Other Related Closure Costs	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Impairment, Restructuring Charges and Other Related Closure Costs
18.	IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

Impairment, restructuring charges and other related closure costs incurred in 2014, 2013 and 2012 are summarized as follows:

Year ended December 31, 2014	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	(17)	(7)	(24)
Manufacturing consolidation	—	(8)	(4)	(12)
EPS restructuring plan	—	(16)	(14)	(30)
Long-lived impairment charge	(24)	—	—	(24)

Total	(24)	(41)	(25)	(90)

Year ended December 31, 2013	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
ST-Ericsson restructuring plans	—	(6)	(3)	(9)
ST-Ericsson exit	(17)	(69)	—	(86)
Digital restructuring plan	(2)	(1)	(2)	(5)
$600-650 million net opex plan	—	(88)	—	(88)
Manufacturing consolidation	(29)	(8)	—	(37)
Goodwill and other intangible impairment charge	(56)	—	—	(56)
Assets held for sale impairment	(5)	—	—	(5)
Other restructuring initiatives	—	(6)	—	(6)

Total	(109)	(178)	(5)	(292)

Year ended December 31, 2012	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(21)	—	(2)	(23)
ST-Ericsson restructuring plan	—	(1)	—	(1)
ST-Ericsson cost savings plan	—	(10)	(10)	(20)
ST-Ericsson April 2012 restructuring plan	(2)	(60)	(4)	(66)
ST-Ericsson exit	(544)	—	—	(544)
Digital restructuring plan	(7)	(13)	—	(20)
Goodwill and other intangible impairment charge	(694)	—	—	(694)
Other restructuring initiatives	—	—	(8)	(8)

Total	(1,268)	(84)	(24)	(1,376)

Impairment charges

In 2014, the Company recorded impairment charges of $24 million, of which $23 million on Digital Convergence Group dedicated intangible assets and $1 million on other intangible assets, as detailed in Note 8.

In 2013, the Company recorded impairment charges of $109 million comprised primarily of:

•	$56 million impairment of Digital Convergence Group goodwill ($38 million) and dedicated intangible assets ($18 million);

•	$29 million on certain long-lived assets as part of the Company’s manufacturing consolidation;

•	$17 million impairment primarily related to long-lived assets as part of the exit of ST-Ericsson; and

•	$5 million impairment charge on Veredus assets classified as Assets held for sale, as of December 31, 2013.

In 2012, the Company recorded impairment charges of $1,268 million corresponding to:

•

$1,234 million on Wireless goodwill and other intangible assets of which $690 million impairment on Wireless goodwill as part of the annual impairment test performed during the third quarter and $544 million impairment on Wireless goodwill and other intangible assets recorded in December following the Company’s decision to exit ST-Ericsson. The $1,234 million amount is composed of an impairment charge of $922 million on Wireless goodwill, $261 million impairment on Wireless customer relationships, $45 million impairment on Wireless capitalized software and $6 million impairment on acquired technology;

•	$21 million impairment on the Carrollton (Texas) building and facilities;

•	$7 million impairment charges on intangibles for which no alternative future use was identified within the Company, as part of the Digital restructuring plan;

•	$4 million impairment on certain intangibles; and

•	$2 million impairment charges primarily related to long-lived assets with no alternative future use within the Company.

Restructuring charges and other related closure costs

The Company is currently engaged in three major restructuring plans, the $600-650 million net opex plan, the Manufacturing consolidation plan and the EPS restructuring plan which are described hereafter.

Further to the announcement on December 10, 2012 to reduce the Company’s net operating expenses comprised of combined selling, general and administrative and research and development expenses, net of R&D grants, to the level of $600 million to $650 million on a quarterly basis by the beginning of 2014, the Company committed restructuring actions in 2013 (the “$600-650 million net opex plan”).

In July 2013, the Company announced that it would wind down certain 6-inch manufacturing lines, close its back-end plant in Longgang and consolidate back-end activities in China to Shenzhen (the “Manufacturing consolidation plan”).

In the third quarter of 2014, the Company committed to a plan affecting around 450 employees worldwide and targeting savings in the EPS segment (the “EPS restructuring plan”).

In 2014, the Company incurred restructuring charges and other related closure costs for $66 million corresponding to:

•	$24 million for the $600-650 million net opex plan corresponding to employee termination benefits, primarily in Europe, and contract termination costs;

•	$12 million for the Manufacturing consolidation plan corresponding to $8 million for employee termination benefits and $4 million of closure costs;

•	$30 million for the EPS restructuring plan relating to employee and contract termination costs

In 2013, the Company incurred restructuring charges and other related closure costs for $183 million corresponding to:

•	$88 million for the $600-650 million net opex plan corresponding to employee termination benefits;

•

$69 million recorded before ST-Ericsson deconsolidation for the ST-Ericsson exit, primarily related to employee termination benefits, net of an adjustment of $31 million mainly resulting from a significant reduction of estimated restructured employees in Sweden, as part of the exit of ST-Ericsson;

•	$9 million recorded before ST-Ericsson deconsolidation for the ST-Ericsson restructuring plans, primarily related to employee termination benefits;

•	$8 million for the Manufacturing consolidation plan corresponding to employee termination benefits; and

•	$9 million for other restructuring plans.

In 2012, the Company incurred restructuring charges and other related closure costs for $108 million corresponding to:

•

$64 million for the ST-Ericsson April 2012 restructuring plan composed of $60 million employee termination benefits and $4 million other closure costs mainly related to lease contract terminations pursuant to the closure of certain locations;

•

$20 million for the ST-Ericsson cost savings plan primarily related to employee termination benefits and lease contract termination costs recorded at cease-use date pursuant to the closure of certain locations;

•	$13 million for the Digital restructuring plan primarily related to employee termination benefits; and

•	$11 million for other restructuring plans.

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2012 to December 31, 2014 are summarized as follows:

	ST-Ericsson exit	ST-Ericsson restructuring plans	$600-650 million net opex plan	Digital restructuring plan	Manufacturing Restructuring plans	EPS restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2012	8	59	—	12	3	—	9	91
Charges incurred in 2013	100	12	88	3	8	—	6	217
Adjustments for unused provisions	(31)	(3)	—	—	—	—	—	(34)
Amounts paid	(30)	(56)	(44)	(9)	(1)	—	(7)	(147)
Currency translation effect	(1)	—	2	—	—	—	—	1
ST-Ericsson break-up and deconsolidation	(46)	(12)	—	—	—	—	6	(52)

Provision as at December 31, 2013	—	—	46	6	10	—	14	76
Charges incurred in 2014	—	—	25	—	12	31	—	68
Adjustments for unused provisions	—	—	(1)	—	—	(1)	—	(2)
Amounts paid	—	—	(58)	(6)	(17)	(2)	(3)	(86)
Advances not refunded upon contract termination	—	—	—	—	—	(13)	—	(13)
Currency translation effect	—	—	(1)	—	—	—	—	(1)

Provision as at December 31, 2014	—	—	11	—	5	15	11	42

An amount of $32 million is expected to be paid within twelve months, as detailed in Note 12.

Upon the ST-Ericsson deconsolidation as of September 1, 2013, all the ST-Ericsson restructuring plans have been deconsolidated by the Company.

The $600-650 million net opex plan resulted in a total charge of $112 million. The plan was substantially completed in 2014.

The Digital restructuring plan resulted in a total charge of $16 million, excluding impairments. The plan was completed in 2013.

The Manufacturing restructuring plan, which was expected to result in pre-tax charges in the range of $270 to $300 million, resulted in a total charge of $313 million, excluding impairments. This plan is now completed.

The Manufacturing consolidation plan resulted in a total charge of $20 million, excluding impairments. The plan is expected to be completed in 2015.

The EPS restructuring plan, which is expected to result in pre-tax charges in the range of $65 million and $70 million, resulted in a $30 million charge as at December 31, 2014. The plan is expected to be completed in 2015.

In 2014, total amounts paid for restructuring and related closure costs amounted to $86 million. The total actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people involved, the final agreed termination benefits and the costs associated with the transfer of equipment, products and processes.